Shareholder's Equity - Additional Information (Detail) In Billions, except Share data, unless otherwise specified	12 Months Ended							12 Months Ended		12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011	Aug. 31, 2005	Dec. 31, 2013 Preferred Stock USD ($)	Dec. 31, 2013 Class A Ordinary Shares USD ($)	Dec. 31, 2012 Class A Ordinary Shares	Dec. 31, 2013 Class B Ordinary Shares USD ($)	Dec. 31, 2012 Class B Ordinary Shares
Stockholders Equity Note [Line Items]
Issuance of Class B Ordinary shares upon conversion of all convertible preferred shares upon completion of IPO						16,648,877
Common stock, shares authorized	870,400,000	870,400,000					10,000,000	825,000,000	825,000,000	35,400,000	35,400,000
Par value per share (US$)	$ 0.00005		$ 0.00005				$ 0.00005	$ 0.00005		$ 0.00005
Number of votes per share								1		10
Transfer of Class B ordinary shares to Class A Ordinary shares	225,079	225,079	40,000	40,000	1,332
Common stock, shares outstanding								27,492,452	27,202,710	7,537,921	7,763,000
Allocation of after-tax profits to general reserve fund, percentage	10.00%	10.00%
Limit of general reserve fund as a percentage of registered capital, after which allocations to general reserve fund are no longer required	50.00%	50.00%
Allocation of after-tax profits to statutory surplus fund, percentage	10.00%	10.00%
Limit of statutory surplus fund as a percentage of registered capital, after which allocations to statutory surplus fund are no longer required	50.00%	50.00%
Amounts of restricted paid up capital and statutory reserve funds of PRC subsidaries and net assets of VIEs	$ 0.61	3.72		2.80